UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  28-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

      /s/  Phil Corbet     Guernsey, Channel Islands     February 11, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $683,729 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12890                      Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    44283  5374143 SH       DEFINED 01            4918943        0   455200
AFFILIATED COMPUTER SERVICES   CL A             008190100    70336  1530700 SH       DEFINED 01            1382100        0   148600
AUTOZONE INC                   COM              053332102    73780   529000 SH       DEFINED 01             469800        0    59200
BANK OF NEW YORK MELLON CORP   COM              064058100    61735  2179130 SH       DEFINED 01            1955130        0   224000
CISCO SYS INC                  COM              17275R102    57291  3514801 SH       DEFINED 01            3153101        0   361700
COREL CORP NEW                 COM              21869X103      224    81900 SH       DEFINED 01              81900        0        0
CVS CAREMARK CORPORATION       COM              126650100    65551  2280830 SH       DEFINED 01            2039930        0   240900
EQUIFAX INC                    COM              294429105    47208  1780093 SH       DEFINED 01            1557593        0   222500
FIDELITY NATL INFORMATION SV   COM              31620M106    67768  4165228 SH       DEFINED 01            3748080        0   417148
FISERV INC                     COM              337738108    28878   794000 SH       DEFINED 01             713900        0    80100
IMS HEALTH INC                 COM              449934108    31634  2086700 SH       DEFINED 01            1887400        0   199300
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    69126   936916 SH       DEFINED 01             839916        0    97000
ORACLE CORP                    COM              68389X105    65915  3717690 SH       DEFINED 01            3321790        0   395900